Investments - Schedule of investments accounted for under equity securities without readily determinable fair values (Details) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Marketable Securities
Equity securities without readily determinable fair value		¥ 10,805,868
Content producers
Marketable Securities
Equity securities without readily determinable fair value	¥ 109,138,724	167,707,971
Technology and software companies
Marketable Securities
Equity securities without readily determinable fair value	45,052,097	52,300,880
Others
Marketable Securities
Equity securities without readily determinable fair value	24,489,229	24,873,495
Nanshan Stellar Investment LLP
Marketable Securities
Equity securities without readily determinable fair value	¥ 178,680,050	¥ 244,882,346